Supplementary information on oil and gas activities (unaudited) - Summary of reconciliation of the Company's reserves (Detail)		12 Months Ended
		Dec. 31, 2022 MMBbls		Dec. 31, 2022 Bcf		Dec. 31, 2022 bbl		Dec. 31, 2021 MMBbls		Dec. 31, 2021 Bcf		Dec. 31, 2021 bbl		Dec. 31, 2020 MMBbls		Dec. 31, 2020 Bcf		Dec. 31, 2020 bbl
Crude Oil Condensate And Natural Gas Liquids [Member] | Proved Reserves [Member] | Argentina [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance	[1]	143.3				143.3		99.4				99.4						70.8
Beginning Balance		48.2						37.6
Revisions of previous estimates	[1]	9.1	[2]					3.8	[3]					4.4	[4]
Extension and discoveries	[1]	65.4	[5]					53.5	[6]					30.8	[7]
Purchases of onsite proved reserves	[1]	2	[8]					(2.2)	[9]					0.3	[10]
Production for the year	[1]	(14.6)	[11]					(11.2)	[11]					(6.9)	[12]
Ending Balance		68.3						48.2						37.6
Ending Balance	[1]					205.1		143.3				143.3		99.4				99.4
Crude Oil Condensate And Natural Gas Liquids [Member] | Proved Reserves [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance | bbl	[1]					3.3						0.2						0.2
Revisions of previous estimates	[1],[13]	(0.3)
Production for the year	[1],[14]	(0.2)												0
Ending Balance | bbl	[1]					2.9						3.3						0.2
Crude Oil Condensate And Natural Gas Liquids [Member] | Proved Reserves [Member] | Parent Company [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance	[1]							0.2
Beginning Balance | bbl	[1]					3.3
Revisions of previous estimates	[1],[15]							1.5
Purchases of onsite proved reserves	[1],[16]							1.7
Production for the year	[1],[14]							(0.1)
Ending Balance | bbl	[1]											3.3
Ending Balance	[1]													0.2
Consumption Plus Natural Gas Sales In BCF [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Purchases of onsite proved reserves | Bcf										1.9
Consumption Plus Natural Gas Sales In BCF [Member] | Proved Reserves [Member] | Argentina [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance						190.2	[17],[18]			160		160	[17],[19]					172	[19]
Beginning Balance | Bcf				90.8						86.1
Revisions of previous estimates | Bcf				0.9	[18]					(5.4)	[3],[17]					(25.1)	[4],[19]
Extension and discoveries | Bcf				62	[18]					53.7	[6],[17]					27.9	[7],[19]
Purchases of onsite proved reserves | Bcf				2	[18]					(1.9)	[9],[17]					0.6	[10],[19]
Production for the year | Bcf				(16.3)	[18]					(16.2)	[11],[17]					(15.4)	[12],[19]
Ending Balance | Bcf				99.2						90.8						86.1
Ending Balance						238.9	[18]					190.2	[17],[18]			160		160	[17],[19]
Consumption Plus Natural Gas Sales In BCF [Member] | Proved Reserves [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance | bbl						6.2						0.7						0.8
Revisions of previous estimates | Bcf				(0.1)												0.1
Production for the year | Bcf				(0.1)												(0.2)
Ending Balance | bbl						6						6.2						0.7
Consumption Plus Natural Gas Sales In BCF [Member] | Proved Reserves [Member] | Parent Company [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance | Bcf										0.7
Beginning Balance | bbl						6.2
Revisions of previous estimates | Bcf										3
Purchases of onsite proved reserves | Bcf										2.4
Ending Balance | bbl												6.2
Ending Balance | Bcf																0.7
Consumption Plus Natural Gas Sales In MMBBL [Member] | Proved Reserves [Member] | Argentina [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance		33.9				33.9		28.4				28.4						30.6
Beginning Balance		16.2						15.3
Revisions of previous estimates		0.2						(0.9)						(4.6)
Extension and discoveries		11						9.6						5
Purchases of onsite proved reserves		0.4						(0.3)						0.1
Production for the year		(2.9)						(2.9)						(2.7)
Ending Balance		17.7						16.2						15.3
Ending Balance						42.5		33.9				33.9		28.4				28.4
Consumption Plus Natural Gas Sales In MMBBL [Member] | Proved Reserves [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance | bbl						1.1						0.1						0.1
Revisions of previous estimates		0												0
Production for the year		0												0
Ending Balance | bbl						1.1						1.1						0.1
Consumption Plus Natural Gas Sales In MMBBL [Member] | Proved Reserves [Member] | Parent Company [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance								0.1
Beginning Balance | bbl						1.1
Revisions of previous estimates								0.5
Purchases of onsite proved reserves								0.4
Ending Balance | bbl												1.1
Ending Balance														0.1

[1]	It refers to Crude oil, condensate, and LNG.
[2]	The changes from prior-estimate revisions of proved developed and undeveloped Crude oil reserves (+9.1MMbbl) are mainly related to: (a) in connection with the developed reserve: (i) the enhanced performance of the 32 (thirty two) production wells targeting Vaca Muerta unconventional in Bajada del Palo Oeste concession (+4.78 MMbbl); (ii) the 28 (twenty eight) wells drilled in 2022 targeting Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession, which comprises the farmout I agreement mentioned in Note 29.3.2.1. (+2.54 MMbbl); (iii) a combined negative effect from other plots of land (-0.62 MMbbl); (iv) a price revisions for (+0.75 MMbbl). (b) in connection with the undeveloped reserve: (i) the unconventional Bajada del Palo Oeste concession were revised up, due to a lateral length adjustment, which had no effect on the type well (+0.87 MMbbl); (ii) the ELo Rio Negro concession were also revised up due to the addition of a well in Charco Bayo oilfield targeting Tordillo and Punta Rosada formations (+0.31 MMbbl); (iii) an upward revision was also made in the development plan of Jagüel de los Machos block due to the addition of 2 (two) wells and 2 (two) workovers (+0.12 MMbbl); (iv) minor changes in the activity of 25 de Mayo-Medanito block (+0.05 MMbbl); (v) in Bajada del Palo Oeste concession, a downward revision was made related to the removal of two wells targeting Lotena conventional formation (-0.28 MMbbl); and (vi) a price revisions for (+0.58 MMbbl). The changes from prior-estimate revisions of proved developed and undeveloped Natural gas reserves (+0.9 Bcf) are mainly related to: (a) in connection with the developed reserve: (i) the enhanced performance and Gas-Oil Ratio (“GOR”) adjustment based on the latest trial results of the 32 (thirty two) unconventional production wells in Bajada del Palo Oeste concession (+4.83 Bcf); (ii) reduced performance of conventional wells in Bajada del Palo Oeste concession (-2.52 Bcf); (iii) a minor performance in Natural gas wells in Charco Bayo and Piedras Blancas in ELo Río Negro concession (-4.81 Bcf); (iv) a practically null combined effect in the remainder plots of land (-0.38 Bcf); and (v) a price revisions for (+2.54 Bcf). (b) in connection with the undeveloped reserve: (i) the unconventional Bajada del Palo Oeste concession were revised up, due to a lateral length adjustment, which had no effect on the type well (+1.00 Bcf); (ii) the Elo Río Negro concession were also revised up due to the addition of a well in Charco Bayo oilfield targeting Tordillo and Punta Rosada formations (+1.34 Bcf); (iii) an upward revision was also made in the development plan of Jagüel de los Machos block due to the addition of 2 (two) wells and 2 (two) workovers (+0.13 Bcf); (iv) minor changes in the activity of 25 de Mayo-Medanito block (+0.02 Bcf); (v) in Bajada del Palo Oeste concession, a downward revision was made related to the removal of two wells targeting Lotena conventional formation (-2.21 Bcf); and (vi) a price revisions for (+0.96 Bcf).
[3]	The changes due to revisions of prior estimates of total proved Crude oil reserves (+3.8 MMbbl) are mainly related to: (i) an extension of the economic cap applicable to the different concessions (+3.3 MMbbl) due to increased prices of liquid hydrocarbon (from USD 41.97 per barrel to USD 54.99 per barrel of condensate and C5+, and from USD 19.16 per barrel to USD 26.87 per barrel of LPG); (ii) an enhanced performance of Bajada del Palo Oeste unconventional wells (+2.6 MMbbl); partly offset by: (iii) a lower performance of the base production of Bajada del Palo Oeste (-0.6 MMbbl), 25 de Mayo-Medanito (-0.6 MMbbl), ELo Río Negro (-0.5 MMbbl) and Coirón Amargo Norte (-0.4 MMbbl) conventional wells. The changes due to revisions of prior estimates of proved Natural gas reserves (-5.4 Bcf) are mainly related to: (i) the revision of the type curve of proved undeveloped reserves in Lotena formation (-4.9 Bcf) after profit (loss) from drilling wells in 2021; (ii) a lower performance of Borde Montuoso conventional wells in Bajada del Palo Oeste (-4.0 Bcf); of Charco Bayo Natural gas wells in ELo Río Negro concession (-2.3 Bcf); (iii) a lower performance of the new dry Natural gas well drilled in 2021 in Bajada del Palo Oeste concession (-1.8 Bcf); (iv) a change in the development plan in Natural gas reservoirs in conventional fields (-1.1 Bcf); partly offset by: (v) an enhanced performance of Bajada del Palo Oeste unconventional wells (+2.9 Bcf); and (vi) an extension of the economic cap applicable to the different concessions (+5.8 Bcf) due to higher commercial Natural gas prices (from USD 2.81 per cubic feet to USD 3.92 per cubic feet).
[4]	The conversion of proved undeveloped reserves to prove developed reserves is related to the start of production of the two pads (eight wells) classified as proved undeveloped reserves targeting Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession. The performance revisions of proved developed crude oil and condensate reserves are related to an increased performance above the type curve of two pads (eight wells) drilled in 2020 targeting Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession (+2.1 MMbbl); the increased performance of conventional reservoirs in Bajada del Palo Oeste concession (+1.1 MMbbl); the extension of the economic life of conventional reservoirs in Bajada del Palo Oeste concession due to the development of Vaca Muerta unconventional reservoir in the concession (+0.9 MMbbl), and the effect of an increased performance in other concessions (+0.3 MMbbl). The revisions of proved developed natural gas reserves are related to a lower performance of the gas wells in ELo Río Negro concession (-15.5 Bcf) and a lower performance of the gas wells of the conventional reservoirs in Bajada del Palo Oeste concession (-6.0 Bcf), which were partly offset by an extension in the economic life of conventional reservoirs in Bajada del Palo Oeste concession due to the development of the unconventional reservoir in Vaca Muerta (+4.1 Bcf). The performance revisions of undeveloped proved reserves are related to a greater standard well for the unconventional development of Vaca Muerta in Bajada del Palo Oeste concession due to the increased performance of two pads (eight wells) which production started in 2020 (+2.0 Bcf), and the effect of greater performance of the other areas (+1.6 Bcf). Performance revisions of undeveloped proved reserves in Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession are related to increased performance of the standard well as compared to the pads drilled in 2020 for (+1.1 MMbbl). Other undeveloped proved reserves were revised due to the removal in the development plan of three well locations targeting Lotena conventional formation in Bajada del Palo Oeste concession (-8.3 Bcf); four wells in Charco del Palenque (-0.4 MMbbl and -0.5 Bcf); four wells in ELo Río Negro (-0.3 MMbbl and -3.0 Bcf); a well in Jagüel de los Machos (-0.1 MMbbl and -0.1 Bcf), and three wells in 25 de Mayo-Medanito SE (-0.3 MMbbl and -0.1 Bcf).
[5]	The changes in the proved developed and undeveloped reserves due to the extension and discovery of Crude oil (+65.4 MMbbl) and Natural gas (+62.0 Bcf) are mainly related to: (a) in connection with the developed reserve: (i) the drilling of 16 (sixteen) wells (4 pads) targeting Vaca Muerta formation in Bajada del Palo Oeste concession (+13.44 MMbbl, +12.30 Bcf): (ii) the drilling of 12 (twelve) wells targeting Vaca Muerta formation in Aguada Federal concession (+7.73 MMbbl, +8.36 Bcf); (iii) the drilling of 2 (two) wells (1 pad) in Bajada del Palo Este targeting Vaca Muerta (+2.75 MMbbl, +0.89 Bcf). (b) in connection with the undeveloped reserve: (i) the drilling of 13 (thirteen) wells (4 pads) targeting Vaca Muerta formation in Bajada del Palo Oeste concession (+14.08 MMbbl, +13.91 Bcf); (ii) the drilling of 2 (two) (1 pad) in Bajada del Palo Este (+2.71 MMbbl, +1.39 Bcf); and (iii) the drilling of 28 (twenty-eight) wells (13 pads) in Aguada Federal (+24.69 MMbbl, +25.15 Bcf).
[6]
The changes in total proved reserves due to the extension and discovery of Crude oil (+
53.5
MMbbl) and Natural gas (+
53.7
Bc
f) are mainly related to: (i) the extension of proved undeveloped acreage thanks to the addition of 11 (eleven) pads (44 wells) classified as proved undeveloped due to the successful drilling in Vaca Muerta unconventional formation in Bajada del Palo Oeste concession (+
46.2
MMbbl, +
46.5
Bcf); and (ii) the extension of proved developed acreage related to the drilling of 2 (two) unproved pads (8 (eight) wells (related to PAD 35 and PAD 44) in Vaca Muerta unconventional formation in Bajada del Palo Oeste concession under the farmout agreement I with Trafigura (+
7.3
MMbbl, +
7.2
 Bcf).

[7]	The extensions are related to the addition of proved developed acreage related to the drilling of an unproved pad (four wells) targeting Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession. These extensions are related to 7 additional pads (26 wells) classified as proved undeveloped due to the successful preformation in Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession.
[8]	The changes in the purchase of Crude oil (+2.00 MMbbl) and Natural gas (+2.00 Bcf)

reserves are mainly related to the farmout agreement II signed with Trafigura mentioned in Note 1.2.2. As of December 31, 2021, 4 (four) wells were proved undeveloped and the 4 (four) wells were unproved. As of December 31, 2022, the 8 (eight) wells are undeveloped proved.

[9]	The changes due to purchases/sales of Crude oil (-2.2 MMbbl) and Natural gas (-1.9
B
cf) reserves are related to: (i) the sale of the interest (10%) in CASO (-1.4 MMbbl , -1.0 Bcf); (ii) the farmout agreement I mentioned in Note 29.3.2.1 related to PAD 12 (4 wells) in Vaca Muerta unconventional formation in Bajada del Palo Oeste concession (-0.9 MMbbl, -0.9 Bcf ); partly offset by (iii) the acquisition of the 50% interest in Aguada Federal concession (+0.1 MMbbl).
[10]	Purchases related to the acquisition of additional interests in Coirón Amargo Norte concession (from 55.0% to 96.8%).
[11]	Considering Vista Argentina’s output.
[12]	Considering Vista Argentina’s production.
[13]	The revisions of proved developed Crude oil and condensate and Natural gas reserves are related to an enhanced performance of wells (0.05 MMbbl) and the latest GOR trends
(-0.04
Bcf). The changes in the proved undeveloped Crude oil, condensate and Natural gas reserves
(-0.34
MMbbl,
-0.02
Bcf) are related to an adjustment of the type of curve after profit or loss from Vernet-1001 well.
[14]	Considering Vista Holding II’s output.
[15]	The revisions of proved developed Crude oil, condensate and Natural gas reserves are related to the development plan approved by the CNH, as well as the drilling and completion of Vernet-1001 wells.
[16]	The changes due to purchases/sales of Crude oil (+1.7 MMbbl) and Natural gas (+2.4 bcf) are mainly related to the transfer of assets in Mexico, whereby Company increased its equity to 100% in CS-01 area (see Note 29.3.11).
[17]	Natural gas consumption stood at 12.9% as of December 31, 2021.
[18]	Natural gas internal consumption stood at 11.1% as of December 31, 2022.
[19]	Natural gas consumption stood at 13.5% as of December 31, 2020.